Schedule II Valuation and Qualifying Accounts - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts deducted from accounts receivable in the balance sheets
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 5,383	$ 2,868	$ 2,133
Charged to Costs and Expenses	863	2,972	3,292
Deductions	858	457	2,557
Balance at End of Period	5,388	5,383	2,868
Allowance for obsolete and slow moving inventory deducted from inventories in the balance sheets
Valuation and Qualifying Accounts
Balance at Beginning of Period	12,877	14,486	8,660
Charged to Costs and Expenses	1,276	756	15,590
Deductions	3,802	2,365	9,764
Balance at End of Period	10,351	12,877	14,486
Allowance for deferred tax assets not expected to be realized
Valuation and Qualifying Accounts
Balance at Beginning of Period	276,230	142,960	98,607
Charged to Costs and Expenses	4,343	144,852	79,394
Deductions	58,524	11,582	35,041
Balance at End of Period	$ 222,049	$ 276,230	142,960
Foreign tax credits transferred from Archrock pursuant to Spin-off			$ 45,000